CONCENTRATIONS	12 Months Ended
Jun. 30, 2026
CONCENTRATIONS
CONCENTRATIONS

NOTE 26. CONCENTRATIONS

Credit risk

As of June 30, 2025 and June 30, 2026, approximately ¥36.6 million and ¥23.6 million ($3.5 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥31.1 million and ¥20.0 million ($2.9 million) as of June 30, 2025 and June 30, 2026, respectively. As of June 30, 2025 and June 30, 2026, approximately ¥65.9 million and ¥15.1 million ($2.2 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 800,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥63.4 million and ¥12.2 million ($1.8 million) as of June 30, 2025 and June 30, 2026, respectively.

Customer, supplier and credit concentration risk

a. Customer concentration risk

For the year ended June 30, 2024, CNPC represented 48% and SINOPEC represented 19% of the Company’s total revenue, respectively. As of June 30, 2024, CNPC accounted for 38%, SINOPEC represented 27% and another customer accounted for 6% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2025, CNPC represented 44.0% and SINOPEC represented 17.0% of the Company’s total revenue, respectively. As of June 30, 2025, CNPC accounted for 17.0%, SINOPEC represented 26.0% and another customer accounted for 57% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2026, CNPC represented 65.0% and SINOPEC represented 12.0% of the Company’s total revenue, respectively. As of June 30, 2026, CNPC accounted for 46.0%, SINOPEC represented 12.0% of the Company’s accounts receivable, net, respectively.

b. Supplier concentration risk

For the fiscal year ended June 30, 2026, three major suppliers accounted for approximately 19.6%, 18.3% and 12.2% of the total purchases, respectively. For the fiscal year ended June 30, 2025, two major suppliers accounted for approximately 11.2% and 11.0% of the total purchases, respectively. For the fiscal year ended June 30, 2024, two major suppliers accounted for approximately 18.5% and 14.9% of the total purchases, respectively.

c. Credit concentration risk

As of June 30, 2026, the Company had significant loans outstanding to counterparties associated with the same industrial park project, aggregating RMB 262 million, which represented 41% of the Company’s total assets. This concentration of exposure subjects the Company to credit risk in the event of default by these counterparties. All of the foregoing loan balances are secured and collateralized by the respective project‑related land use rights of each borrower. All loans have a term of 20 years and have been approved by the Company’s Board of Directors.